PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:-PROPERTY AND EQUIPMENT, NET

	December 31,
	2019	2020
Cost:
Computers, manufacturing, peripheral equipment	$120,796	$125,097
Office furniture and equipment	1,925	1,959
Leasehold improvements	1,716	1,564

	124,437	128,620
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	86,892	94,294
Office furniture and equipment	1,577	1,500
Leasehold improvements	1,103	1,078

	89,572	96,872

Depreciated cost	$34,865	$31,748

Depreciation expenses for the years ended December 31, 2018, 2019 and 2020 were $ 7,758, $ 9,555 and $ 10,668 respectively.

Changes of property and equipment not resulted in cash outflows as of December 31, 2019 and 2020 amounted of $ 1,058 and $ 1,562.